Financial instruments by category (Details 1) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Liabilities at fair value through profit and loss
Financial liabilities	$ 554,102	$ 539,249
Derivative financial instrument liabilities	0	19,289
Financial liabilities at fair value through profit or loss	0	19,289
Other Financial Liabilities At Amortised Cost
Other financial liabilities at amortised cost	554,102	519,960
Trade payables [Member]
Other Financial Liabilities At Amortised Cost
Other financial liabilities at amortised cost	69,142	52,557
Payables to related [Member]
Other Financial Liabilities At Amortised Cost
Other financial liabilities at amortised cost	0	31,184
Payables To LGI [Member]
Other Financial Liabilities At Amortised Cost
Other financial liabilities at amortised cost	29,509	0
To be paid to co-venturers [Member]
Other Financial Liabilities At Amortised Cost
Other financial liabilities at amortised cost	8,449	10,015
Borrowing [Member]
Other Financial Liabilities At Amortised Cost
Other financial liabilities at amortised cost	$ 447,002	$ 426,204